Compensation Plans	12 Months Ended
Nov. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Compensation Plans
Compensation Plans
Equity Plans
We issue our share-based compensation awards, which at November 30, 2016 included time-based share awards (restricted stock awards and restricted stock units), performance-based share awards and market-based share awards (collectively “equity awards”), under the Carnival Corporation and Carnival plc stock plans. Equity awards are principally granted to management level employees and members of our Boards of Directors. The plans are administered by a committee of our independent directors (the “Committee”) that determines which employees are eligible to participate, the monetary value or number of shares for which equity awards are to be granted and the amounts that may be exercised or sold within a specified term. We had an aggregate of 17.3 million shares available for future grant at November 30, 2016. We fulfill our equity award obligations using shares purchased in the open market or with unissued shares or treasury shares. Our equity awards generally vest over a three-year period, subject to earlier vesting under certain conditions.
During the years ended November 30, 2014, 2015 and 2016, the equity award activity was as follows:

	Equity Awards
	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2013	3,630,997	$37.11
Granted	1,589,368	$44.61
Vested	(893,930)	$45.52
Forfeited	(273,378)	$40.81
Outstanding at November 30, 2014	4,053,057	$37.94
Granted	1,253,050	$45.70
Vested	(1,298,318)	$31.35
Forfeited	(398,394)	$39.48
Outstanding at November 30, 2015	3,609,395	$42.84
Granted	1,451,917	$53.98
Vested	(1,454,381)	$38.18
Forfeited	(193,806)	$47.76
Outstanding at November 30, 2016	3,413,125	$48.03

As of November 30, 2016, there was $50 million of total unrecognized compensation cost related to equity awards, which is expected to be recognized over a weighted-average period of 1.4 years.
Defined Benefit Pension Plans
We have several single-employer defined benefit pension plans, which cover some of our shipboard and shoreside employees. The U.S. and UK shoreside employee plans are closed to new membership and are funded at or above the level required by U.S. or UK regulations. The remaining defined benefit plans are primarily unfunded. In determining all of our plans’ benefit obligations at November 30, 2016 and 2015, we assumed a weighted-average discount rate of 2.9% for 2016 and 3.5% for 2015. The net of our benefit obligations and plan assets under these single-employer defined benefit pension plans is a liability of $88 million.
In addition, we participate in two multiemployer defined benefit pension plans in the UK, the British Merchant Navy Officers Pension Fund (registration number 10005645) (“MNOPF”), which is divided into two sections, the “New Section” and the “Old Section” and the British Merchant Navy Ratings Pension Fund (registration number 10005646) (“MNRPF”), which are referred to as “the multiemployer plans.” The multiemployer plans are maintained for the benefit of the employees of the participating employers who make contributions to the plans. However, contributions made by employers, including us, may be used to provide benefits to employees of other participating employers, and if any of the participating employers withdraw from the multiemployer plans or fail to make their required contributions, any unfunded obligations would be the responsibility of the remaining participating employers. We are contractually obligated to make all required contributions as determined by the plans’ trustees. All of our multiemployer plans are closed to new membership. The MNOPF Old Section is also closed to further benefit accrual and is fully funded. The MNOPF New Section was closed to further benefit accrual at March 31, 2016.
We expense our portion of the MNOPF New Section deficit as amounts are invoiced by, and become due and payable to, the trustees. We accrue and expense our portion of the MNRPF deficit based on our estimated probable obligation from the most recent actuarial review. Total expense for all defined benefit pension plans, including the multiemployer plans, was $27 million in 2016, $47 million in 2015 and $69 million in 2014. Based on the most recent valuation at March 31, 2015 of the MNOPF New Section and at March 31, 2014 of the MNRPF, it was determined that these plans were 90% and 67% funded, respectively. In 2016, 2015 and 2014, our contributions to the MNOPF New Section and in 2016, our contributions to the MNRPF did not exceed 5% of total contributions to the fund. In 2015 and 2014, our contributions to the MNRPF exceeded 5% of total contributions to the fund. These contributions were not material to us. It is possible that we will be required to fund and expense additional amounts for the multiemployer plans in the future, however, such amounts are not expected to be material to our consolidated financial statements.
Defined Contribution Plans
We have several defined contribution plans available to most of our employees. We contribute to these plans based on employee contributions, salary levels and length of service. Total expense for these plans was $30 million in 2016 and 2015 and $25 million in 2014.